Retirement Benefit Plans - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [abstract]
Defined contribution expense	£ 23	£ 27
Key management personnel expense	None	None
Defined benefit expense	£ 22	£ 23
Actuarial gain on financial assumptions	£ 640